Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of deposits from customers [Abstract]
Disclosure Of Detailed Information About Maturity Period Of Bank Deposits [Text Block]
The maturity profile of the Bank’s deposits is as follows:

	December 31, 2017	December 31, 2016
Demand	82,064	127,014
Up to 1 month	1,147,772	1,201,328
From 1 month to 3 months	492,205	463,479
From 3 months to 6 months	411,159	336,627
From 6 months to 1 year	571,500	436,884
From 1 year to 2 years	76,422	190,000
From 2 years to 5 years	147,722	47,520
	2,928,844	2,802,852

Disclosure Of Additional Information Of Bank Deposits [Text Block]
The following table presents additional information regarding the Bank’s deposits:

	December 31, 2017	December 31, 2016
Aggregate amounts of time deposits of $100,000 or more	2,928,425	2,802,474
Aggregate amounts of deposits in the New York Agency	266,158	250,639

	December 31, 2017	December 31, 2016	December 31, 2015
Interest expense to deposits in the New York Agency	3,519	2,094	1,228